Subsequent events after the Statement of Financial Position date (Details) € in Millions, $ in Millions	Aug. 05, 2021 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Jul. 09, 2021 EUR (€)	Jun. 24, 2021 EUR (€)
Events after Reporting Period [Line Items]
Purchase of treasury shares | $	$ 500.0
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Events after Reporting Period [Line Items]
Notional amount | €		€ 750.0		€ 50.0	€ 750.0
Interest rate		2.50%	2.50%	2.50%
Events after Reporting Period | Senior USD 2022
Events after Reporting Period [Line Items]
Interest rate		3.75%	3.75%
Other borrowings | $			$ 700.0
Events after Reporting Period | Senior EUR loans 2022
Events after Reporting Period [Line Items]
Interest rate		3.50%	3.50%
Other borrowings | €		€ 130.0